Customers Accounting for 10% or more of Revenues (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Customer A
Concentration Risk [Line Items]
Percentage of total revenues	25.00%	26.00%	23.00%
Customer B
Concentration Risk [Line Items]
Percentage of total revenues	12.00%	12.00%	13.00%
Customer C
Concentration Risk [Line Items]
Percentage of total revenues	8.00%	9.00%	11.00%